Document and Entity Information	Aug. 04, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002017206
Document Type	8-K
Document Period End Date	Aug. 04, 2025
Entity Registrant Name	Millrose Properties, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-42476
Entity Tax Identification Number	99-2056892
Entity Address, Address Line One	600 Brickell Avenue
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	212
Local Phone Number	782-3841
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	MRP
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true